Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities
Loss for the period	$ (100,755)	$ (240,997)	$ (133,109)
Adjustments to reconcile loss for the year to net cash used in operating activities:
Depreciation	22,868	8,527	5,502
Amortization	2,827	2,387	2,494
Net finance expenses	(63,625)	126,774	6,001
Equity based share based payment transactions	33,909	3,191	3,970
Increase in tax receivable	(4,663)	(11,269)	(9,549)
Accrued preferred shares dividends	16,156	23,578	21,600
Listing charge	27,607
Changes to working capital:
Inventories	(66,874)	(73,302)	(8,389)
Trade and other receivables	7,511	(89,213)	6,388
Trade payables and other liabilities	(9,544)	100,997	13,337
Net Cash used in Operating Activities	(134,583)	(149,327)	(91,755)
Cash Flows from Investing Activities
Purchases of property, plant, equipment	(106,346)	(64,381)	(10,625)
Purchases of intangible assets			(102)
Cash paid for business acquisitions, net of cash received			(581)
Net Cash used in Investing Activities	(106,346)	(64,381)	(11,308)
Cash Flows from Financing Activities
Proceeds from issuance of preferred shares		162,401
Proceeds from borrowings, net of issuance costs	361,830	62,391	55,769
Proceeds from issuance of convertible notes, net of issuance costs		70,917	71,932
Proceeds from issuance of share capital	38,568
Shares issued on the exercise of share options	104	41
Repayment of principal portion of lease liabilities	(5,429)	(3,054)	(1,866)
Cash interest paid, net of interest received	(29,894)	(12,114)	(3,771)
Early extinguishment of debt	(3,637)	(3,600)
Repurchase of shares			(2,035)
Cash issued for non-controlling interest	(1,968)
Repayments of borrowings	(140,552)	(40,396)	(49,328)
Net Cash generated from Financing Activities	219,022	236,586	70,701
Net (Decrease) / Increase in Cash and Cash Equivalents	(21,907)	22,878	(32,362)
Movement in Cash and Cash Equivalents
Cash and cash equivalents at the beginning of the year	161,172	139,387	171,273
Exchange loss on cash and cash equivalents	(7,120)	(1,093)	476
Net Increase / (decrease) in cash and cash equivalents	(21,907)	22,878	(32,362)
Cash and Cash Equivalents at the end of the year	$ 132,145	$ 161,172	$ 139,387